Average Annual Total Returns - Delaware Tax-Free Colorado Fund	Bloomberg Barclays Municipal Bond Index 1 year	Bloomberg Barclays Municipal Bond Index 5 years	Bloomberg Barclays Municipal Bond Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Class C 1 year	Class C 5 years	Class C 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date
Total	7.54%	3.53%	4.34%	2.04%	2.42%	3.73%	2.04%	2.42%	3.73%	2.49%	2.62%	3.71%	5.07%	2.58%	3.43%	7.15%	3.63%	4.99%	Dec. 31, 2013